Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Effective tax rate	6.60%	30.60%	9.78%	38.33%
Net operating loss			$ 40	$ 79
Unrecognized tax benefits			$ 0	$ 0